Average Annual Total Returns{- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund AMCIZ PRO-14 - Fidelity Global Credit Fund	Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Credit Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Global Credit Fund: Class Z Return Before Taxes Inception Date	LB324 Past 1 year	LB324 Past 5 years	LB324 Since Inception		IXZM6 Past 1 year	IXZM6 Past 5 years	IXZM6 Since Inception
Total	(4.73%)	4.38%	1.84%	[1]	May 22, 2012	(5.53%)	3.47%	1.13%	[1]	May 22, 2012	(2.72%)	3.01%	1.13%	[1]	May 22, 2012	(4.74%)	4.37%	1.84%	[1]	May 22, 2012	(2.57%)	4.44%	1.64%	[1]	May 22, 2012	(0.53%)	5.49%	2.53%	[1]	May 22, 2012	(0.42%)		6.43%	[1]	Oct. 02, 2018	(0.95%)	4.60%	4.36%	[1]	(0.95%)	4.99%	2.79%	[1]

[1]	(a)From May 22, 2012 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.